SUPPLEMENT DATED OCTOBER 16, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013 as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective December 6, 2013. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio (each a “Fund” or “Portfolio Optimization Portfolio,” together the “Portfolio Optimization Portfolios”):

In the Principal Investment Strategies subsection for each Portfolio Optimization Portfolio, as defined above, the following is added to the beginning of the first paragraph following the third bullet point list:

The Fund may also invest in certain tactical Underlying Funds (the “Tactical Portfolios”) as a means to increase or decrease the Fund’s overall U.S. large-capitalization equity exposure (as represented by the S&P 500 Index) and foreign equity exposure (as represented by the MSCI EAFE Index) to seek to manage the Fund’s volatility over the long term. Each of the Tactical Portfolios uses an active futures and swaps strategy to reduce or short equity exposure when certain implied volatility measurements increase beyond a given level, and to increase long equity exposure when such volatility measurements are below a given level. Volatility is a measurement of the frequency and level of changes in the value of a financial instrument or index over a period of time without regard to the direction of those changes. When the Tactical Portfolios have reduced or are short equity exposure, the Fund’s overall equity exposure may be reduced below the equity allocation reflected above within prescribed limits. Conversely, when the Tactical Portfolios are long equity exposure, the Fund’s maximum overall equity exposure will be maintained at the equity allocation reflected above. The degree to which the equity allocation of the Portfolio Optimization Portfolios will change as a result of investments in the Tactical Portfolios is based on the movements of the respective volatility measurements. PLFA’s intention is to reduce the Fund’s overall equity exposure in times of high market volatility, and to maintain the Fund’s equity allocation during times of low market volatility. The Tactical Portfolios are designed to allow the Fund to generally capture much (but not all) of the equity market returns in stable or low volatility market conditions, while reducing (but not eliminating) risk in unstable or highly volatile markets. There is no assurance that these strategies will be effective.

Portfolio Optimization Portfolios: The following is added at the end of Asset Allocation Fund of Funds Risk in the Principal Risks subsection for each Portfolio Optimization Portfolio:

Each Fund may invest a portion of its assets in the Tactical Portfolios in order to seek to manage the Fund’s volatility of returns over the long term and to seek to provide some measure of protection in extreme adverse market conditions. A Fund’s investment in the Tactical Portfolios may not successfully manage the Fund’s volatility. If the Fund’s equity exposure is increased and equity markets decline, the Fund will likely underperform allocation funds that do not use a managed volatility strategy. Likewise, if the Fund’s equity exposure is reduced and equity markets rise, the Fund may also underperform allocation funds that do not use a managed volatility strategy.

In addition, the following replaces each Portfolio Optimization Portfolio’s Conflicts of Interest Risk:

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation Funds as investment vehicles for their variable life and annuity products in terms of how the asset allocation Funds are managed and their risk profiles. For instance, PLFA’s management of an asset allocation Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall contract value in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the asset allocation Funds.

Further, the following is added to the Principal risks from holdings in Underlying Funds subsection for each Portfolio Optimization Portfolio:

•	Short Exposure Risk: When a Fund takes a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as selling a currency at a predetermined price for future delivery (forward contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the market price of the underlying reference asset will be higher than the price that the Fund sold the underlying reference asset, resulting in a loss. Such loss is theoretically unlimited since there is no limit on how high the price of the underlying reference asset can rise. Short positions also may expose the Fund to leverage risk.

•	Volatility Management Risk: The Tactical Portfolios are subject to active management risk of the sub-adviser and there can be no guarantee that the sub-adviser will be successful in managing volatility or that the measurements of implied volatility used by the sub-adviser will correctly forecast the future volatility of the respective indices. As such, the Fund may not realize the anticipated benefits from the volatility management strategies. The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets. The Fund’s use of derivatives, which are subject to leverage risk, may result in sudden or greater losses in value than if the Fund did not use derivatives. Further, the derivatives used by the Fund may have lower than expected correlation to the respective indices.